SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Product Information [Line Items]
Accumulated deficit	$ 18,701		$ 18,701		$ 13,225	[1]	$ 7,475
Net cash used in operating activities	2,464	$ 1,301	4,952	$ 2,452	7,884		1,006
Working capital	14,000		14,000
Cash and cash equivalents	14,179		14,179		2,227	[1]	10,447
Cash in excess of insured limits	$ 13,900		$ 13,900		$ 1,900		$ 10,000
One Customer | United States | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage	13.00%	15.00%	13.00%	13.00%
One Customer | United States | Accounts Receivable | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage			6.00%		28.00%

[1]	Derived from audited consolidated financial statements